Other liabilities	12 Months Ended
Dec. 31, 2024
Other Liabilities Disclosure [Abstract]
Other liabilities	8. Other liabilities

	December 31, 2024	December 31, 2023
Liability for shares to be issued	$232,185	$165,500
Other	457	645
Total other liabilities	$232,642	$166,145